Other Non-Current Assets (Tables)	12 Months Ended
Dec. 31, 2022
Investments All Other Investments [Abstract]
Other Non-Current Assets

Other non-current assets consisted of the following:

	December 31,	December 31,
	2022	2021
Equity securities	26	29
Receivables from government agencies	156	124
French research tax credit receivable	294	376
Defined benefit plans	9	15
Prepayments and deposits to third parties	107	21
Derivative instruments	13	—
Other non-current assets	56	74
Total	661	639